Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments carried at fair value	$ 1.9	$ 2.1
Tax equity investments	139.0	0.0
Equity-method investees	46.4	38.1
San Antonio Water System and other	27.7	27.6
Other long-term investments	213.1	65.7
Long-term investments	$ 215.0	$ 67.8